Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of debt instrument - CLP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Debt instruments at fair value through other comprehensive income		$ 7,162,542	$ 4,010,272
Chilean Central Bank And Government Securities [Member]
Debt instruments at fair value through other comprehensive income		6,353,360	3,367,557
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Debt instruments at fair value through other comprehensive income			272,802
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Debt instruments at fair value through other comprehensive income		1,008,450	1,186,724
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Debt instruments at fair value through other comprehensive income	[1]	5,344,910	1,908,031
Chilean Central Bank And Government Securities [Member] | Securities Sold Under Repurchase Agreements [Member]
Debt instruments at fair value through other comprehensive income		969,508	379,294
Other Chilean Securities [Member]
Debt instruments at fair value through other comprehensive income		16,731	19,556
Other Chilean Securities [Member] | Securities Sold Under Repurchase Agreements [Member]
Debt instruments at fair value through other comprehensive income		399	131
Other Chilean Securities [Member] | Time Deposits In Chilean Financial Institutions [Member]
Debt instruments at fair value through other comprehensive income		492	398
Other Chilean Securities [Member] | Mortgage Finance Bonds Of Chilean Financial Institutions [Member]
Debt instruments at fair value through other comprehensive income		14,022	16,748
Other Chilean Securities [Member] | Other Instruments Issued in The Country [Member]
Debt instruments at fair value through other comprehensive income		2,217	2,410
Foreign Financial Securities [Member]
Debt instruments at fair value through other comprehensive income		792,451	623,159
Foreign Financial Securities [Member] | Securities Sold Under Repurchase Agreements [Member]
Debt instruments at fair value through other comprehensive income
Foreign Financial Securities [Member] | Foreign Central Banks And Government Securities [Member]
Debt instruments at fair value through other comprehensive income		269,803	197,685
Foreign Financial Securities [Member] | Other Foreign Financial Securities [Member]
Debt instruments at fair value through other comprehensive income		$ 522,648	$ 425,474

[1]	Includes Treasury bonds in Chilean pesos and UF.